 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 27, 1998
                                                      REGISTRATION NO. 33-26305

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]

                     PRE-EFFECTIVE AMENDMENT NO.                       [_]
                        POST-EFFECTIVE AMENDMENT NO. 33
                                                                       [X]

                                      AND

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                                                                       [X]

                               AMENDMENT NO. 35
                                                                       [X]

                               ----------------

                         COMPASS CAPITAL FUND/SM/

                        (FORMERLY, THE PNC(R) FUND)

              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

 BELLEVUE CORPORATE CENTER        BRIAN KINDELAN, ESQ.               copy to:
    400 Bellevue Parkway             PNC Bank Corp.           GARY S. SCHPERO, ESQ.
         Suite 100           1600 Market Street, 28th Floor Simpson Thacher & Bartlett
 Wilmington, Delaware 19809      Philadelphia, PA 19103        425 Lexington Avenue
   (Address of Principal          (Name and Address of       New York, New York 10017
     Executive Offices)            Agent for Service)
   Registrant's Telephone
   Number (302) 792-2555

                               ----------------

It is proposed that this filing will become effective (check appropriate box)
  [_]immediately upon filing pursuant to paragraph (b)
  [X]on January 28, 1998 pursuant to paragraph (b)
  [_]60 days after filing pursuant to paragraph (a)(i)
  [_]on (date) pursuant to paragraph (a)(i)
  [_]75 days after filing pursuant to paragraph (a)(ii)
  [_]on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
  [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's 24f-2 Notice for the fiscal year ended September 30, 1997 for all investment portfolios was filed on December 9, 1997.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.    Description
-----------    -----------
1(a)           Declaration of Trust.

1(b)           Amendment No. 1 to the Declaration of Trust.

1(c)           Amendment No. 2 to the Declaration of Trust.

1(e)           Amendment No. 4 to the Declaration of Trust.

2              Code of Regulations.

5(p)           Form of Addendum No. 3 to Investment Advisory
               Agreement between Registrant and PNC Asset
               Management Group, Inc. with respect to the Micro-Cap Equity, GNMA, Kentucky Tax-Free
               Income and Delaware Tax-Free Income Portfolios.

5(q)           Form of Sub-Advisory Agreement between PNC
               Asset Management Group, Inc. and PNC Equity
               Advisors Company with respect to the Micro-Cap
               Equity Portfolio.

6(a) Distribution Agreement dated January 31, 1994 between Registrant and Compass Distributors, Inc.

6(b)           Form of Appendix A to the Distribution
               Agreement between Registrant and Compass
               Distributors, Inc.

6(c)           Amendment No. 2 to the Distribution Agreement.

8(a)           Custodian Agreement dated October 4, 1989 between Registrant and
               PNC Bank, National Association.

8(b)           Amendment No. 1 to the Custodian Agreement.

8(c)           Amendment No. 2 to the Custodian Agreement.

8(d) Form of Appendix B to the Custodian Agreement between Registrant and PNC Bank,
               National Association.



Exhibit No.    Description
-----------    -----------
8(f)           Global Custody Agreement dated October 28, 1992 between Barclays
               Bank PLC and PNC Bank, National Association.

9(b)           Forms of Appendix A and Appendix B to the
               Amended and Restated Administration Agreement among Registrant, Compass Distributors, Inc. and
               PFPC Inc.

9(c)           Form of Co-Administration Agreement between Registrant and
               BlackRock, Inc.

9(e)           Transfer Agency Agreement dated October 4, 1989 between
               Registrant and PFPC Inc.

9(f)           Amendment No. 1 to the Transfer Agency Agreement.

9(g)           Amendment No. 2 to the Transfer Agency Agreement.

9(h)           Amendment No. 3 to the Transfer Agency Agreement.

9(i)           Amendment No. 4 to the Transfer Agency Agreement.

9(j)           Form of Appendix C to the Transfer Agency Agreement between
               Registrant and PFPC Inc.

10             Opinion and Consent of Counsel.

11             Consent of Coopers & Lybrand L.L.P.

13(f)          Purchase Agreement dated September 30, 1994 between the
               Registrant and Provident Distributors, Inc. relating to shares of Class A-4, Class D-4, Class E-4, Class F-4, Class G-4, Class H-4,
               Class K-4, Class L-4, Class M-4, Class N-4, Class O-4, Class P-4,
               Class R-4, Class S-4, Class T-4, Class U-4, Class W-4, Class X-4,
               Class Y-4.

13(g) Purchase Agreement dated February 1, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class V-1, Class V-2, Class V-3, Class W-1, Class W-2, Class W-3, Class X-1,
               Class X-2, Class X-3, Class Y-1, Class Y-2 and Class Y-3.



Exhibit No.    Description
-----------    -----------
13(h)          Purchase Agreement dated August 1, 1995 between Registrant and
               Provident Distributors, Inc. relating to shares of Class Z-1,
               Class Z-2 and Class Z-3.

13(m) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class II-1, Class II-2, Class II-3, Class II-4 and
               II-5.

13(n)          Form of Purchase Agreement between Registrant and Compass
               Distributors, Inc. relating to shares of Class S-6.

15(b)          Form of Appendix A to Amended and Restated
               Distribution and Service Plan.

27             Financial Data Schedules.